Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Owned Assets (a)	Right-of-use assets (b)	Total
Net book value at December 31, 2021	$3,075,198	$610,951	$3,686,149
Net book value at December 31, 2020	$3,052,060	$624,996	$3,677,056

	Buildings, plant installations and machinery	Plants Under Construction[1]	Ocean-going vessels	Other	TOTAL
Cost at January 1, 2021	$4,861,912	$386,905	$210,099	$155,882	$5,614,798
Additions	66,802	174,955	30,426	849	273,032
Disposals and other	(20,222)	—	—	(18,353)	(38,575)
Cost at December 31, 2021	4,908,492	561,860	240,525	138,378	5,849,255
Accumulated depreciation at January 1, 2021	2,413,176	—	27,926	121,636	2,562,738
Disposals and other	(20,222)	—	—	(18,353)	(38,575)
Depreciation	238,314	—	9,345	2,235	249,894
Accumulated depreciation at December 31, 2021	2,631,268	—	37,271	105,518	2,774,057
Net book value at December 31, 2021	$2,277,224	$561,860	$203,254	$32,860	$3,075,198
[1] The Company is constructing a 1.8 million tonne methanol plant in Geismar, Louisiana adjacent to its Geismar 1 and Geismar 2 facilities. Included in cost of Plants Under Construction are $54 million of capitalized interest and finance charges.

	Buildings, plant installations and machinery	Plants under construction	Ocean-going vessels	Other	TOTAL
Cost at January 1, 2020	$4,787,515	$155,871	$201,947	$154,468	$5,299,801
Additions	116,850	231,034	20,838	1,414	370,136
Disposals and other	(42,453)	—	(12,686)	—	(55,139)
Cost at December 31, 2020	4,861,912	386,905	210,099	155,882	5,614,798
Accumulated depreciation at January 1, 2020	2,215,060	—	25,448	118,516	2,359,024
Disposals and other	(31,058)	—	(8,601)	(29)	(39,688)
Depreciation	229,174	—	11,079	3,149	243,402
Accumulated depreciation at December 31, 2020	2,413,176	—	27,926	121,636	2,562,738
Net book value at December 31, 2020	$2,448,736	$386,905	$182,173	$34,246	$3,052,060

Right-of-use assets

	Ocean-going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2021	$582,072	$246,553	$23,761	$39,670	$892,056
Additions	86,610	12,206	36	1,679	100,531
Disposals and other	(10,908)	(16)	—	(446)	(11,370)
Cost at December 31, 2021	657,774	258,743	23,797	40,903	981,217
Accumulated depreciation at January 1, 2021	152,616	91,834	10,408	12,202	267,060
Disposals and other	(10,323)	—	—		(10,323)
Depreciation	71,711	33,660	2,442	5,716	113,529
Accumulated depreciation at December 31, 2021	214,004	125,494	12,850	17,918	370,266
Net book value at December 31, 2021	$443,770	$133,249	$10,947	$22,985	$610,951

	Ocean-going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2020	$514,661	$221,303	$23,613	$38,520	$798,097
Additions	86,214	25,758	148	1,885	114,005
Disposals and other	(18,803)	(508)	—	(735)	(20,046)
Cost at December 31, 2020	582,072	246,553	23,761	39,670	892,056
Accumulated depreciation at January 1, 2020	89,643	59,240	7,867	5,929	162,679
Disposals and other	(13,727)	—	—	(299)	(14,026)
Depreciation	76,700	32,594	2,541	6,572	118,407
Accumulated depreciation at December 31, 2020	152,616	91,834	10,408	12,202	267,060
Net book value at December 31, 2020	$429,456	$154,719	$13,353	$27,468	$624,996